Related Party Transactions And Balances - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Mar. 31, 2010 Ctrip.Com USD ($)	Mar. 31, 2010 Ctrip.Com CNY	May 31, 2012 Ctrip.Com CNY	Dec. 31, 2012 UBOX USD ($)	Dec. 31, 2012 UBOX CNY
Related Party Transaction [Line Items]
Ordinary share issued		244,494,095	244,494,095	242,604,223	7,202,482	7,202,482
Total proceeds from share issued	959,104				$ 22,058	150,572
Equity interest acquired							51.00%
Acquisition price in cash	17,099						17,292
Convertible promissory note purchased from related party		$ 1,296	8,074					$ 1,284	8,074